Net Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment
Gross property, plant and equipment	$ 1,830	$ 1,787
Accumulated depreciation and amortization	(999)	(940)
Net property, plant and equipment	$ 831	847
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	$ 185	185
Land and improvements | Minimum
Property, plant and equipment
Useful Lives	3 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives	15 years
Buildings and improvements
Property, plant and equipment
Useful Lives	30 years
Gross property, plant and equipment	$ 405	389
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	$ 1,025	1,001
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives	3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives	20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	$ 150	160
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives	3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives	18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives	5 years
Gross property, plant and equipment	$ 27	26
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	$ 38	$ 26